Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2020
Intangible assets- brand name	$535,815	$536,065
Accumulated amortization	(53,975)	(433)
Intangible assets, net	$481,840	$535,632

Schedule of estimated future amortization expense
Years ended December 31,	Amortization expense
2023	$53,561
2024	53,561
2025	53,561
2026	53,561
2027	53,561
Thereafter	214,035
$481,840